Investment Risks - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	Apr. 06, 2026
Metal Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Metal Commodities Risk. The value of metal commodities, such as various mined metals and commodity-linked derivative instruments, such as commodity metals futures contracts, typically is based upon the price movements of the physical commodity or an economic variable linked to such price movements. Price movements in metals and commodity metals futures contracts may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of metals and commodity metals futures contracts include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for metals, the quantity of metal imports and exports, factors that impact metal mining, such as drought, floods and weather conditions, technological advances in the processing and mining of metal, an increase in the hedging of precious metals, and changes in economic and/or political conditions, including regulatory developments and trade or currency restrictions between countries.

Metal Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Metal Mining Companies Risk. By investing in the equity securities of metal miners, the Fund may be susceptible to financial, economic, political, or market events that impact the metal mining industry. Additional factors that affect metal miners and the metal mining industry include, but are not limited to: commodity prices; extraction and production costs; tax and government regulations; central bank operations; competitive pressures; the success of exploration projects; and adverse environmental developments. Metal mining companies may have significant operations in areas at risk for social and political unrest, security concerns, and environmental damage. The profitability of metal miners can be dramatically affected by the fluctuation in the price of the metals they mine, which can be impacted by the factors set forth under Metal Commodities Risk.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use futures contracts to implement its principal investment strategies. Risks specific to futures contracts, as well as other risks related to the use of derivatives, generally, such as counterparty and issuer credit risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because certain of the investments held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular industry or group of related industries, the Fund may be adversely affected by the performance of those securities, and more susceptible to adverse economic, market, political, or regulatory occurrences affecting that industry or group of related industries. As of the date of this Prospectus, the Fund’s investments, are concentrated in securities issued by companies in one or more of the industries comprising the industry group described below. As such, the Fund is subject to the risks described below. The industries in which the Fund may be concentrated may vary over time.

Metals and Mining Industry
The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the Metals and Mining Industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the Metals and Mining Industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the Metals and Mining Industry.

Counterparty and Issuer Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Counterparty and Issuer Credit Risk. As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Furthermore, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Foreign Securities Risk. Investments in non-U.S. securities, including depositary receipts, involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Canada

The economy of Canada is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Canada is also a top producer of gold as well as nickel, aluminum, and lead. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may also significantly affect the Canadian economy.

Investments in Emerging Markets
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting, and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to the Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends, and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the Fund’s ability to buy, sell, transfer, receive, deliver, or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund and cause the Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

Investments in South Africa

Investing in South Africa involves special considerations not typically associated with investing in countries with more established economies or currency markets. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection also have led to social and political unrest. South Africa’s currency has recently fluctuated significantly and may be vulnerable to significant devaluation. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investments in the United States
The economic, political, regulatory, and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. The Fund’s investments in the United States are particularly subject to the risk that they, and the U.S. economy more generally, will be adversely affected by a decrease in imports or exports, changes in trade regulations, inflation, and/or an economic recession in the United States. Relatedly, the extensive economic sanctions levied against Russia by a multilateral coalition, including the United States, in response to Russia’s invasion of Ukraine in February 2022, have adversely affected and may continue to adversely affect specific U.S. companies and sectors that previously engaged with Russia, such as certain financial institutions with exposure to Russia and companies dependent on raw materials previously sourced from Russia. There also remains a concern that reduced energy supplies from Russia could lead to higher gas prices and exacerbate inflation in the United States. In addition, proposed and adopted policy and legislative changes in the United States have changed and may continue to change many aspects of financial, public health, environmental, and other regulation. Certain of these changes may have a significant effect, either positive or negative, on U.S. markets and issuers, including issuers in which the Fund may invest. The Fund’s investments in the United States also may be adversely affected by any one of several geopolitical risks to which the United States is subject, including its precarious strategic competitive relationship with China, increasing environmental and climate risk, and the ever-increasing threat of damaging cyberattacks. The United States has also experienced elevated debt levels and increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue or any of the other risks were to manifest, whether due to conditions or an event originating from within or outside of the United States, it may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests, has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Leveraging Risk. Certain transactions of the Fund, such as the use of derivative instruments, will give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Materials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the Materials Sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The Fund may obtain exposure to the commodities markets by directly entering into commodity-linked derivative instruments, such as listed futures contracts. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. The Fund’s investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives and futures) of the Fund attributable to the Fund’s investment in the WisdomTree Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the regulations promulgated by the U.S. Treasury, and will monitor the Fund’s investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary. To the extent the Fund makes a direct investment in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the 90% test noted above, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.